Pioneer Variable Contracts Trust
Pioneer Mid Cap Value

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2024

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.6% of Net Assets
	Automobile Components — 0.7%
7,015	Lear Corp.	$ 765,687
	Total Automobile Components	$765,687
	Automobiles — 0.9%
95,424	Ford Motor Co.	$ 1,007,677
	Total Automobiles	$1,007,677
	Banks — 8.9%
45,260	Citizens Financial Group, Inc.	$ 1,858,828
15,245	M&T Bank Corp.	2,715,439
127,010	Regions Financial Corp.	2,963,143
57,815	Truist Financial Corp.	2,472,748
	Total Banks	$10,010,158
	Beverages — 1.5%
29,014	Molson Coors Beverage Co., Class B	$ 1,668,885
	Total Beverages	$1,668,885
	Broadline Retail — 3.3%
57,453	eBay, Inc.	$ 3,740,765
	Total Broadline Retail	$3,740,765
	Building Products — 0.8%
2,155	Trane Technologies Plc	$ 837,713
	Total Building Products	$837,713
	Capital Markets — 9.0%
26,761	Northern Trust Corp.	$ 2,409,293
27,270	Raymond James Financial, Inc.	3,339,484
48,290	State Street Corp.	4,272,216
	Total Capital Markets	$10,020,993
	Chemicals — 3.9%
41,401	Dow, Inc.	$ 2,261,736
21,483	LyondellBasell Industries NV, Class A	2,060,220
	Total Chemicals	$4,321,956
	Commercial Services & Supplies — 1.1%
10,311	Brink's Co.	$ 1,192,364
	Total Commercial Services & Supplies	$1,192,364
	Communications Equipment — 2.6%
6,528	Motorola Solutions, Inc.	$ 2,935,185
	Total Communications Equipment	$2,935,185
	Consumer Staples Distribution & Retail — 1.3%
11,374	Sysco Corp.	$ 887,854
61,975	Walgreens Boots Alliance, Inc.	555,296
	Total Consumer Staples Distribution & Retail	$1,443,150
	Containers & Packaging — 2.0%
77,357	Graphic Packaging Holding Co.	$ 2,288,994
	Total Containers & Packaging	$2,288,994

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Distributors — 1.2%
9,760	Genuine Parts Co.	$ 1,363,277
	Total Distributors	$1,363,277
	Electric Utilities — 2.1%
13,284	Eversource Energy	$ 903,976
34,362	Exelon Corp.	1,393,379
	Total Electric Utilities	$2,297,355
	Electrical Equipment — 2.8%
19,266	Emerson Electric Co.	$ 2,107,122
3,962	Rockwell Automation, Inc.	1,063,639
	Total Electrical Equipment	$3,170,761
	Electronic Equipment, Instruments & Components — 1.5%
7,162	CDW Corp.	$ 1,620,761
	Total Electronic Equipment, Instruments & Components	$1,620,761
	Energy Equipment & Services — 1.1%
33,308	Baker Hughes Co.	$ 1,204,084
	Total Energy Equipment & Services	$1,204,084
	Entertainment — 1.1%
151,450(a)	Warner Bros Discovery, Inc.	$ 1,249,463
	Total Entertainment	$1,249,463
	Financial Services — 0.9%
13,095(a)	PayPal Holdings, Inc.	$ 1,021,803
	Total Financial Services	$1,021,803
	Food Products — 1.9%
4,368	Hershey Co.	$ 837,695
3,281	Kellanova	264,810
29,820	Kraft Heinz Co.	1,046,980
	Total Food Products	$2,149,485
	Ground Transportation — 1.1%
7,067	JB Hunt Transport Services, Inc.	$ 1,217,856
	Total Ground Transportation	$1,217,856
	Health Care Equipment & Supplies — 6.1%
41,327	Dentsply Sirona, Inc.	$ 1,118,309
31,139	GE HealthCare Technologies, Inc.	2,922,395
26,045	Zimmer Biomet Holdings, Inc.	2,811,558
	Total Health Care Equipment & Supplies	$6,852,262
	Health Care REITs — 0.6%
31,058	Healthpeak Properties, Inc.	$ 710,296
	Total Health Care REITs	$710,296
	Hotel & Resort REITs — 0.8%
49,832	Host Hotels & Resorts, Inc.	$ 877,043
	Total Hotel & Resort REITs	$877,043
	Hotels, Restaurants & Leisure — 1.2%
9,300(a)	Expedia Group, Inc.	$ 1,376,586
	Total Hotels, Restaurants & Leisure	$1,376,586

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Shares		Value
	Household Durables — 1.0%
10,798	Whirlpool Corp.	$ 1,155,386
	Total Household Durables	$1,155,386
	Industrial REITs — 0.9%
18,429	First Industrial Realty Trust, Inc.	$ 1,031,655
	Total Industrial REITs	$1,031,655
	Insurance — 4.2%
34,860	American International Group, Inc.	$ 2,552,798
20,171(a)	Brighthouse Financial, Inc.	908,300
35,005	Old Republic International Corp.	1,239,877
	Total Insurance	$4,700,975
	Machinery — 3.9%
21,325	AGCO Corp.	$ 2,086,865
2,572	Dover Corp.	493,155
15,824	Ingersoll Rand, Inc.	1,553,284
2,088	PACCAR, Inc.	206,044
	Total Machinery	$4,339,348
	Media — 1.8%
47,343	Fox Corp., Class A	$ 2,004,029
	Total Media	$2,004,029
	Metals & Mining — 1.7%
43,378(a)	Cleveland-Cliffs, Inc.	$ 553,937
25,083	Newmont Corp.	1,340,686
	Total Metals & Mining	$1,894,623
	Multi-Utilities — 4.9%
68,424	CenterPoint Energy, Inc.	$ 2,013,034
39,115	Public Service Enterprise Group, Inc.	3,489,449
	Total Multi-Utilities	$5,502,483
	Oil, Gas & Consumable Fuels — 6.5%
35,081	APA Corp.	$ 858,081
15,749	Chord Energy Corp.	2,050,992
129,012	Coterra Energy, Inc.	3,089,839
40,326	Range Resources Corp.	1,240,428
	Total Oil, Gas & Consumable Fuels	$7,239,340
	Passenger Airlines — 0.8%
17,226	Delta Air Lines, Inc.	$ 874,909
	Total Passenger Airlines	$874,909
	Personal Care Products — 2.3%
112,270	Kenvue, Inc.	$ 2,596,805
	Total Personal Care Products	$2,596,805
	Residential REITs — 1.7%
8,345	AvalonBay Communities, Inc.	$ 1,879,711
	Total Residential REITs	$1,879,711
	Retail REITs — 1.1%
54,521	Kimco Realty Corp.	$ 1,265,978
	Total Retail REITs	$1,265,978

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Software — 0.6%
10,359(a)	Zoom Video Communications, Inc., Class A	$ 722,437
	Total Software	$722,437
	Specialized REITs — 2.7%
8,465	Extra Space Storage, Inc.	$ 1,525,308
29,013	Gaming and Leisure Properties, Inc.	1,492,719
	Total Specialized REITs	$3,018,027
	Specialty Retail — 1.1%
12,011	Best Buy Co., Inc.	$ 1,240,736
	Total Specialty Retail	$1,240,736
	Technology Hardware, Storage & Peripherals — 2.4%
49,334	HP, Inc.	$ 1,769,611
13,686(a)	Western Digital Corp.	934,617
	Total Technology Hardware, Storage & Peripherals	$2,704,228
	Textiles, Apparel & Luxury Goods — 0.9%
5,249	Ralph Lauren Corp.	$ 1,017,624
	Total Textiles, Apparel & Luxury Goods	$1,017,624
	Trading Companies & Distributors — 2.7%
22,176	AerCap Holdings NV	$ 2,100,511
5,334	WESCO International, Inc.	896,005
	Total Trading Companies & Distributors	$2,996,516
	Total Common Stocks (Cost $92,098,653)	$111,529,369

	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
398,705(b)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 398,705
		$398,705
	TOTAL SHORT TERM INVESTMENTS (Cost $398,705)	$398,705
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $92,497,358)	$111,928,074
	OTHER ASSETS AND LIABILITIES — 0.0%†	$19,567
	net assets — 100.0%	$111,947,641

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
†	Amount rounds to less than 0.1%.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$111,529,369	$—	$—	$111,529,369
Open-End Fund	398,705	—	—	398,705
Total Investments in Securities	$111,928,074	$—	$—	$111,928,074
During the period ended September 30, 2024, there were no transfers in or out of Level 3.